Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 1,926	$ 743
New claims	640	835
Claims settled through repurchases	(6)	(8)
Other settlements	(170)	(13)
Total claims settled	(176)	(21)
Claims rescinded	(14)	(31)
Transfers to/from arbitration and litigation, net	(681)	(156)
Balance at end of period	1,695	1,370
Repurchase price at the time of settlement	(6)	(9)
Other settlements, settlement value	(25)	(10)
Provisions for outstanding repurchase claims
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses	(31)	(19)
Balance at end of period	98	56
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	68
New claims	36	36
Claims settled through repurchases	(4)	(3)
Other settlements	(8)	(4)
Total claims settled	(12)	(7)
Claims rescinded	(10)	(26)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	81	71
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	464	432
New claims	115	22
Claims settled through repurchases	0	0
Other settlements	(155)	(1)
Total claims settled	(155)	(1)
Claims rescinded	(4)	(5)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	420	448
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,395	243
New claims	489	777
Claims settled through repurchases	(2)	(5)
Other settlements	(7)	(8)
Total claims settled	(9)	(13)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(681)	(156)
Balance at end of period	$ 1,194	$ 851